DISCRETIONARY BONUSES	12 Months Ended
Dec. 31, 2018
Discretionary Bonuses [Abstract]
DISCRETIONARY BONUSES

16. DISCRETIONARY BONUSES

Discretionary bonuses were awarded to management and staff totaling $5,224,284 in respect of their seven years of effort to monetize the Company’s investment in IGC. Prior to the Malmyzh sales transaction, EMX’s management had developed a bonus plan for strategic investments whereby a percentage of the after-tax profits of an individual investment could be paid as a bonus.